Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Travelers Companies, Inc.
Entity Central Index Key	0000086312
Amendment Flag	false
EBP 002 [Member]
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Travelers Companies, Inc.
Entity Central Index Key	0000086312
Amendment Flag	false